Other Long-term Assets - Goodwill (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Beginning balance	¥ 318,943,000
Additions	276,337,000	¥ 318,943,000
Ending balance	595,280,000	318,943,000
Impairment charges	¥ 0	¥ 0